Exploration in operating units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	$ 94,928	$ 96,149	$ 89,699
Services provided by third parties
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	79,837	78,996	72,613
Consumption of materials and supplies
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	8,236	12,779	10,298
Direct labor
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	2,373	1,989	2,287
Rentals
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	1,527	1,603	859
Electricity and water
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	1,328	21	7
Transport
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	587	321	238
Maintenance and repair
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	100	62	30
Insurance
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	0	116	135
Other minor expenses
Disclosure Of Exploration In Operating Units [Line Items]
Expense arising from exploration for and evaluation of Operating units	$ 940	$ 262	$ 3,232